COMMON SHARES	12 Months Ended
Dec. 31, 2020
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
COMMON SHARES	COMMON SHARES

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2018	881,376	21,167
At-the-market equity issuance program[1]	20,050	1,118
Dividend reinvestment and share purchase plan	15,937	855
Exercise of options	734	34
Outstanding at December 31, 2018	918,097	23,174
Dividend reinvestment and share purchase plan	15,165	931
Exercise of options	5,138	282
Outstanding at December 31, 2019	938,400	24,387
Exercise of options	1,664	101
Outstanding at December 31, 2020	940,064	24,488
1Net of issue costs and deferred income taxes.
Common Shares Issued and Outstanding
The Company is authorized to issue an unlimited number of common shares without par value.
TC Energy Corporation At-the-Market Equity Issuance Program
In June 2017, the Company established an At-the-Market Equity Issuance Program (ATM program) that allowed, from time to time, for the issuance of common shares from treasury at the prevailing market price when sold through the Toronto Stock Exchange, the New York Stock Exchange or any other existing trading market for TC Energy common shares in Canada or the United States. This ATM program was effective for a 25-month period and was utilized as appropriate to assist in managing the Company's capital structure. Under the initial ATM program, the Company could issue up to $1.0 billion in common shares or the U.S. dollar equivalent. In June 2018, the Company replenished the capacity available under the program which allowed for the issuance of additional common shares from treasury up to $1.0 billion for a revised aggregate total of $2.0 billion or the U.S. dollar equivalent.
In 2018, 20 million common shares were issued under the above ATM program at an average price of $56.13 per share for proceeds of $1.1 billion, net of approximately $10 million of related commissions and fees. In July 2019, this ATM program expired with no common shares issued under it in 2019.
On December 7, 2020, the Company established a new ATM program that allows for the issuance of up to $1.0 billion in common shares or the U.S. dollar equivalent under substantially similar terms and trading platforms. This ATM program is effective for a 25-month period and will be utilized as appropriate to assist in managing the Company's capital structure. No common shares were issued under this program in 2020.
Dividend Reinvestment and Share Purchase Plan
Under the Company's Dividend Reinvestment and Share Purchase Plan (DRP), eligible holders of common and preferred shares of TC Energy can reinvest their dividends and make optional cash payments to obtain additional TC Energy common shares. From July 1, 2016 to October 31, 2019, common shares under the DRP were issued from treasury at a two per cent discount to market prices over a specified period.
Commencing with the dividends declared October 31, 2019, common shares purchased with reinvested cash dividends under the Company's DRP are acquired on the open market at 100 per cent of the weighted average purchase price.
Basic and Diluted Net Income per Common Share
Net income per common share is calculated by dividing Net income attributable to common shares by the weighted average number of common shares outstanding. The weighted average number of shares for the diluted earnings per share calculation includes options exercisable under TC Energy's Stock Option Plan and shares issuable under the DRP up to October 31, 2019 when participation was satisfied with common shares issued from treasury.

Weighted Average Common Shares Outstanding
(millions)	2020	2019	2018

Basic	940	929	902
Diluted	940	931	903
Stock Options

	Number of Options (thousands)	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life (years)

Options outstanding at January 1, 2020	9,094	$55.77
Options granted	1,714	$75.06
Options exercised	(1,664)	$54.47
Options forfeited/expired	(148)	$63.95
Options Outstanding at December 31, 2020	8,996	$59.55	3.8
Options Exercisable at December 31, 2020	5,395	$55.74	2.8
At December 31, 2020, an additional 6,396,168 common shares were reserved for future issuance from treasury under TC Energy's Stock Option Plan. The contractual life of options granted is seven years. Options may be exercised at a price determined at the time the option is awarded and vest equally on the anniversary date in each of the three years following the award. Forfeiture of stock options results from their expiration and, if not previously vested, upon resignation or termination of the option holder's employment.
The Company used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2020	2019	2018

Weighted average fair value	$7.73	$6.37	$5.80
Expected life (years)[1]	5.7	5.7	5.7
Interest rate	1.5%	1.9%	2.1%
Volatility[2]	17%	19%	16%
Dividend yield	4.2%	5.0%	4.2%
1Expected life is based on historical exercise activity.
2Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.
The amount expensed for stock options, with a corresponding increase in Additional paid-in capital, was $12 million in 2020 (2019 – $13 million; 2018 – $13 million). At December 31, 2020, unrecognized compensation costs related to non-vested stock options were $14 million. The cost is expected to be fully recognized over a weighted average period of 1.7 years.
The following table summarizes additional stock option information:

year ended December 31	2020	2019	2018
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	31	75	10
Total fair value of options that have vested	101	143	101
Total options vested	2.0 million	2.1 million	2.1 million
As at December 31, 2020, the aggregate intrinsic value of the total options exercisable was $5 million and the aggregate intrinsic value of options outstanding was $5 million.
Shareholder Rights Plan
TC Energy's Shareholder Rights Plan is designed to provide the Board of Directors with sufficient time to explore and develop alternatives for maximizing shareholder value in the event of a takeover offer for the Company and to encourage the fair treatment of shareholders in connection with any such offer. Attached to each common share is one right that, under certain circumstances, entitles certain holders to purchase an additional common share of the Company.